Goodwill, Net - Schedule of Goodwill, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2026	May 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning balance	$ 139,916	$ 139,743
Exchange differences	2,726	173
Ending balance	142,642	139,916
Accumulated impairment	(96,084)	(96,084)
Goodwill, net	$ 46,558	$ 43,832